Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of level 3 reconciliation of assets
The table below shows the fair value measurements by level for Genmab’s financial assets measured at fair value through profit or loss:

	Note	June 30, 2026				December 31, 2025
Assets Measured at Fair Value		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest rate swaps	1,8	—	10	—	10	—	—	—	—
Other investments		9	2	25	36	9	2	26	37

Schedule of fair value changes on Level 3 investments of liabilities
There were no transfers into or out of Level 3 during the first six months of 2026 or 2025. Acquisitions (capital calls), distributions and fair value changes on Level 3 investments in 2026 and 2025 were as follows:

Other Investments
Fair value at December 31, 2024	25
Acquisitions	3
Fair value changes	(3)
Fair value at June 30, 2025	25
Acquisitions	1
Fair value at December 31, 2025	26
Acquisitions	4
Distributions	(5)
Fair value at June 30, 2026	25

Schedule of fair value changes on Level 3 investments of assets
There were no transfers into or out of Level 3 during the first six months of 2026 or 2025. Acquisitions (capital calls), distributions and fair value changes on Level 3 investments in 2026 and 2025 were as follows:

Other Investments
Fair value at December 31, 2024	25
Acquisitions	3
Fair value changes	(3)
Fair value at June 30, 2025	25
Acquisitions	1
Fair value at December 31, 2025	26
Acquisitions	4
Distributions	(5)
Fair value at June 30, 2026	25